Derivative Instruments (Information) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments [Line Items]
Current derivative financial assets	$ 13	$ 5
Noncurrent derivative financial assets	15	64
Current derivative financial liabilities	(21)	(3)
Derivative instruments on energy and marine transport [Member]
Derivative Instruments [Line Items]
Current derivative financial assets	0	4
Current derivative financial liabilities	(5)	0
Foreign currency and interest derivative instruments [Member]
Derivative Instruments [Line Items]
Current derivative financial assets	13	1
Noncurrent derivative financial assets	15	64
Current derivative financial liabilities	(16)	(3)
Noncurrent derivative financial liabilities	$ 0	$ (3)